UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6180

Name of Fund: Merrill Lynch Utilities and Telecommunications Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Utilities and Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments

                       Merrill Lynch Utilities and Telecommunications Fund, Inc.

Schedule of Investments as of August 31, 2004                  (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country               Industry*                                       Shares Held    Common Stocks                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.6%        Wireless Telecommunication Services - 0.6%           11,100   +Mobistar SA                       $    758,803
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in Belgium         758,803
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 4.7%         Diversified Telecommunication Services - 3.4%       165,200    BCE Inc.                             3,439,464
                                                                           50,500    BCT.Telus Communications Inc.        1,023,338
                                                                              224    BCT.Telus Communications Inc.
                                                                                     (A Shares)                               4,192
                                                                                                                       ------------
                                                                                                                          4,466,994
                      -------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 1.0%                                     23,400    EnCana Corp.                           952,978
                                                                           15,000    Talisman Energy Inc.                   342,900
                                                                                                                       ------------
                                                                                                                          1,295,878
                      -------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication Services - 0.3%           43,500   +Stratos Global Corporation             337,739
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in Canada        6,100,611
-----------------------------------------------------------------------------------------------------------------------------------
France - 1.3%         Diversified Telecommunication Services - 0.5%        28,400    France Telecom SA                      670,617
                      -------------------------------------------------------------------------------------------------------------
                      Multi-Utilities & Unregulated Power - 0.8%           31,000    Suez SA                                600,152
                                                                           14,200    Veolia Environment                     365,854
                                                                                                                       ------------
                                                                                                                            966,006
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in France        1,636,623
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 5.6%        Diversified Telecommunication Services - 2.9%       217,000   +Deutsche Telekom AG (Registered
                                                                                     Shares)                              3,779,109
                      -------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 1.9%                            35,600    E. On AG                             2,522,764
                      -------------------------------------------------------------------------------------------------------------
                      Multi-Utilities & Unregulated Power - 0.8%           21,800    RWE AG                               1,066,365
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in Germany       7,368,238
-----------------------------------------------------------------------------------------------------------------------------------

                       Merrill Lynch Utilities and Telecommunications Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country               Industry*                                       Shares Held    Common Stocks                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.3%      Electric Utilities - 0.3%                           620,000   +China Resources Power Holdings
                                                                                     Company Limited                   $    327,887
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in Hong Kong       327,887
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.9%          Diversified Telecommunication Services - 1.6%       327,776    Telecom Italia SpA                     979,932
                                                                          494,800    Telecom Italia SpA - RNC             1,085,402
                                                                                                                       ------------
                                                                                                                          2,065,334
                      -------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.3%                            56,600    Enel SpA                               436,791
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in Italy         2,502,125
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.6%          Wireless Telecommunication Services - 0.6%              400    NTT DoCoMo, Inc.                       739,897
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in Japan           739,897
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.3%         Diversified Telecommunication Services - 0.9%        35,000    Telefonos de Mexico SA 'L'
                                                                                     (ADR)(a)                             1,133,650
                      -------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication Services - 0.4%           17,700    America Movil SA de CV 'L'
                                                                                     (ADR)(a)                               606,225
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in Mexico        1,739,875
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.5%       Diversified Telecommunication Services - 0.5%        61,800    Portugal Telecom SA (Registered
                                                                                     Shares)                                628,633
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in Portugal        628,633
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 6.0%          Diversified Telecommunication Services - 2.2%       204,700    Telefonica SA                        2,905,656
                      -------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 3.8%                            71,200    Endesa SA                            1,316,977
                                                                          176,500    Iberdrola SA                         3,601,463
                                                                                                                       ------------
                                                                                                                          4,918,440
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in Spain         7,824,096
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -      Electric Utilities - 2.3%                            74,400    Scottish and Southern Energy PLC       986,414
5.2%                                                                      287,400    ScottishPower PLC                    2,079,705
                                                                                                                       ------------
                                                                                                                          3,066,119
                      -------------------------------------------------------------------------------------------------------------

                       Merrill Lynch Utilities and Telecommunications Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country               Industry*                                       Shares Held    Common Stocks                        Value
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom        Gas Utilities - 0.3%                                 90,000    Centrica PLC                      $    398,287
(concluded)           -------------------------------------------------------------------------------------------------------------
                      Multi-Utilities & Unregulated Power - 0.7%          113,775    National Grid Group PLC                949,183
                      -------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication Services - 1.9%          105,700    Vodafone Group PLC (ADR)(a)          2,420,530
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in the
                                                                                     United Kingdom                       6,834,119
-----------------------------------------------------------------------------------------------------------------------------------
United States -       Diversified Telecommunication Services - 14.9%       48,900    ALLTEL Corporation                   2,672,385
69.0%                                                                     144,800    BellSouth Corporation                3,874,848
                                                                           42,700    CenturyTel, Inc.                     1,374,513
                                                                           54,300    Citizens Communications Company        685,809
                                                                          151,400    SBC Communications Inc.              3,904,606
                                                                           69,500    Sprint Corporation                   1,367,760
                                                                          138,800    Verizon Communications               5,447,900
                                                                                                                       ------------
                                                                                                                         19,327,821
                      -------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 29.7%                           28,600    Ameren Corporation                   1,338,194
                                                                           72,700    American Electric Power Company,
                                                                                     Inc.                                 2,379,471
                                                                           53,062    Cinergy Corp.                        2,147,950
                                                                           71,500    Cleco Corporation                    1,256,255
                                                                           18,400    DTE Energy Company                     760,288
                                                                           68,900    Edison International                 1,852,032
                                                                           52,800    Entergy Corporation                  3,183,840
                                                                          107,400    Exelon Corporation                   3,957,690
                                                                           17,800    FPL Group, Inc.                      1,231,760
                                                                           74,200    FirstEnergy Corp.                    2,985,808
                                                                           60,900    NSTAR                                2,971,920
                                                                           12,100    OGE Energy Corp.                       314,600
                                                                           23,000   +PG&E Corporation                       671,370
                                                                           72,700    PPL Corporation                      3,477,241
                                                                           33,000    Pinnacle West Capital
                                                                                     Corporation                          1,392,930
                                                                           31,400    Progress Energy, Inc.                1,378,146
                                                                           72,000    The Southern Company                 2,185,200
                                                                          100,800    TXU Corporation                      4,196,304
                                                                           30,100    Wisconsin Energy Corporation           985,775
                                                                                                                       ------------
                                                                                                                         38,666,774
                      -------------------------------------------------------------------------------------------------------------

                       Merrill Lynch Utilities and Telecommunications Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country               Industry*                                       Shares Held    Common Stocks                        Value
-----------------------------------------------------------------------------------------------------------------------------------
United States         Gas Utilities - 5.6%                                 35,400    AGL Resources Inc.                $  1,079,346
(concluded)                                                                65,500    KeySpan Corporation                  2,495,550
                                                                           62,700    New Jersey Resources Corporation     2,561,295
                                                                           19,900    NiSource Inc.                          413,920
                                                                           21,000    UGI Corporation                        717,360
                                                                                                                       ------------
                                                                                                                          7,267,471
                      -------------------------------------------------------------------------------------------------------------
                      Media - 0.6%                                         43,400   +Cablevision Systems Corporation
                                                                                     (Class A)                              803,768
                      -------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.9%                               22,500    Peabody Energy Corporation           1,199,700
                      -------------------------------------------------------------------------------------------------------------
                      Multi-Utilities & Unregulated Power - 12.0%         119,200   +Aquila, Inc.                           351,640
                                                                           67,500    Constellation Energy Group           2,774,250
                                                                           66,837    Dominion Resources, Inc.             4,337,053
                                                                           15,800    Energy East Corporation                385,046
                                                                           18,100    Equitable Resources, Inc.              948,983
                                                                           29,100    National Fuel Gas Company              779,298
                                                                           32,000    ONEOK, Inc.                            753,920
                                                                           65,600    Public Service Enterprise Group
                                                                                     Incorporated                         2,777,504
                                                                           25,600    Questar Corporation                  1,041,408
                                                                           41,400    SCANA Corporation                    1,570,716
                                                                                                                       ------------
                                                                                                                         15,719,818
                      -------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 3.0%                                      7,400    Devon Energy Corporation               479,594
                                                                           47,100    EOG Resources, Inc.                  2,720,967
                                                                           11,800    Kinder Morgan, Inc.                    713,900
                                                                                                                       ------------
                                                                                                                          3,914,461
                      -------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication Services - 2.3%           59,008   +AT&T Wireless Services, Inc.           862,697
                                                                           24,900   +NII Holdings Inc. (Class B)            912,585
                                                                           30,000   +Nextel Communications, Inc.
                                                                                     (Class A)                              695,700
                                                                           18,700   +Western Wireless Corporation
                                                                                     (Class A)                              469,183
                                                                                                                       ------------
                                                                                                                          2,940,165
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks in the
                                                                                     United States                       89,839,978
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Common Stocks
                                                                                     (Cost - $97,976,559) - 97.0%       126,300,885
                      -------------------------------------------------------------------------------------------------------------

                       Merrill Lynch Utilities and Telecommunications Fund, Inc.

Schedule of Investments as of August 31, 2004 (concluded)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country               Industry*                                       Face Amount    Trust Preferred                      Value
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.7%  Electric Utilities - 0.7%                        $1,092,450    AES Trust III, 6.75%
                                                                                     due 10/15/2029                    $    951,337
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Trust Preferred in the
                                                                                     United States (Cost - $658,361)        951,337
                      -------------------------------------------------------------------------------------------------------------

                                                              Beneficial Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       $2,805,833    Merrill Lynch Liquidity Series,
                                                                                     LLC Cash Sweep Series I(b)           2,805,833
                      -------------------------------------------------------------------------------------------------------------
                                                                                     Total Short-Term Securities
                                                                                     (Cost - $2,805,833) - 2.2%           2,805,833
                      -------------------------------------------------------------------------------------------------------------
                      Total Investments (Cost - $101,440,753**) - 99.9%                                                 130,058,055

                      Other Assets Less Liabilities - 0.1%                                                                  158,874
                                                                                                                       ------------
                      Net Assets - 100.0%                                                                              $130,216,929
                                                                                                                       ============

(a)   American Depositary Receipts (ADR).
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                         Net           Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                           $ (2,335,222)    $   34,371
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                           $(10,479,376)    $    2,652
      Merrill Lynch Premier Institutional Fund        (4,007,912)    $      854
      --------------------------------------------------------------------------

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes were as follows:

      Aggregate cost                                              $ 101,552,341
                                                                  =============
      Gross unrealized appreciation                               $  29,548,876
      Gross unrealized depreciation                                  (1,043,162)
                                                                  -------------
      Net unrealized appreciation                                 $  28,505,714
                                                                  =============

+     Non-income producing security.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Utilities and Telecommunications Fund, Inc.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: October 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: October 18, 2004


By: /s/ Donald C. Burke
    ----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: October 18, 2004